PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments	$ 1,161,910	$ 1,562,177
Deposits	2,970,421	1,873,843
Others	804,992	619,901
Prepayments and other current assets	$ 4,937,323	$ 4,055,921